Consolidated Balance Sheets		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Current assets
Cash and cash equivalents		$ 13,846,932	$ 1,782,630	$ 14,752,135
Accounts receivable, net		18,861,496	2,428,196	29,552,355
Prepayments and other current assets, net		9,639,568	1,240,981	2,962,378
Tax recoverable		93,358	12,019	861,829
Total current assets		42,441,354	5,463,826	48,128,697
Non-current assets
Property and equipment, net		297,238	38,265	877,002
Right-of-use assets, net		6,476,145	833,726	13,355,866
Deferred tax assets, net		850,181	109,452	2,070,632
Long-term rental and utility deposits, net		6,982,110	898,865	7,001,540
Total non-current assets		14,605,674	1,880,308	23,305,040
TOTAL ASSETS		57,047,028	7,344,134	71,433,737
Current liabilities
Bank borrowings		8,871,262	1,142,072	9,000,000
Accounts payable		8,590,750	1,105,958	11,165,230
Contract liabilities		8,280,290	1,065,990	7,456,513
Accruals and other payables		3,349,865	431,255	8,772,162
Operating lease liabilities		2,836,343	365,144	11,411,093
Total current liabilities		43,504,073	5,600,637	65,956,732
Non-current liabilities
Operating lease liabilities – non-current		3,639,802	468,582	1,944,773
Total non-current liabilities		3,639,802	468,582	1,944,773
TOTAL LIABILITIES		47,143,875	6,069,219	67,901,505
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		5,031,196	645,109	5,031,196
(Accumulated deficit) retained earnings		5,222,366	671,390	(1,180,517)
Accumulated other comprehensive losses		(350,409)	(41,584)	(318,447)
TOTAL SHAREHOLDERS’ EQUITY		9,903,153	1,274,915	3,532,232
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		57,047,028	7,344,134	71,433,737
Related Party
Current liabilities
Accounts payable – related party		16,568	2,133	1,691,312
Amount due to related parties		11,558,995	1,488,085	16,460,422
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]

[1]	Giving retroactive effect to the issuance of ordinary shares and a share split at a ratio of 1-to-1,800 on August 13, 2024, which is detailed in Note 1.